LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated August 28, 2013 to

PROSPECTUS DATED MAY 1, 2013

The following information relates to the liquidation of the Conservative Strategy Fund (the “Fund”) and supplements the Prospectus listed above.

At a meeting held on August 27, 2013, the Board of Trustees of Russell Investment Funds, upon the recommendation of Russell Investment Management Company (“RIMCo”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their shares prior to the liquidation date. Effective at the close of business on August 28, 2013, the Fund will be closed to new shareholders and stop accepting orders from existing shareholders to purchase additional shares.

Effective August 29, 2013, the Fund will no longer pursue its investment objective or engage in any business activities except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders. As a result, the Fund will commence the liquidation of its holdings and the resulting cash will be deposited in a non-interest bearing account with the Fund’s custodian.

The Fund has a contractual cap on direct expenses of 0.10% of average daily net assets of the Fund on an annual basis. Direct expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests. Effective August 29, 2013, the contractual cap on direct expenses will be reduced to 0.00% of average daily net assets of the Fund on an annual basis.

The Plan provides for the liquidation of the Fund’s assets by October 31, 2013 and a liquidating distribution to be paid to the Fund shareholders of all of the proceeds of such liquidation as promptly as possible after the liquidation date. Prior to the liquidating distribution, the Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is September 9, 2013, based on Fund records as of the close of business on September 5, 2013. The Fund may liquidate prior to October 31, 2013 in the event that all shares are redeemed prior to the planned liquidation date.